Summary of Significant Accounting Policies (Narrative) (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended										12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($) instrument	Dec. 31, 2011 USD ($) instrument	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2011 Foreign Subsidiaries [Member] USD ($)	Dec. 31, 2010 Foreign Subsidiaries [Member] USD ($)	Dec. 31, 2011 Fund for Construction Loan [Member] USD ($)	Dec. 31, 2011 Assets Held under Capital Leases [Member] USD ($)	Dec. 31, 2010 Assets Held under Capital Leases [Member] USD ($)	Dec. 31, 2009 Assets Held under Capital Leases [Member] USD ($)	Sep. 30, 2009 2009 U.S. Plan [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] USD ($)	Dec. 31, 2010 Solar Energy [Member] USD ($)	Dec. 31, 2009 Solar Energy [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Percentage of Completion Method [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Installment Method [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Performance Based Incentives [Member] USD ($)	Dec. 31, 2010 Solar Energy [Member] Performance Based Incentives [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Renewable Energy Credits [Member] USD ($)	Dec. 31, 2010 Solar Energy [Member] Renewable Energy Credits [Member] USD ($)	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Solar Energy [Member] Percentage of Completion Method [Member]	Dec. 31, 2011 Minimum [Member] Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2010 Q-Cells SE [Member] USD ($)	Dec. 31, 2009 Q-Cells SE [Member] USD ($)	Dec. 31, 2009 Q-Cells SE [Member] EUR (€)	Dec. 31, 2010 Other Income [Member] Q-Cells SE [Member] USD ($)	Dec. 31, 2006 Suntech Warrant [Member] USD ($)
Significant Accounting Policies [Line Items]
Variable Interest Entity, Number Of Entities						4	8	3
Cash and Cash Equivalents, at Carrying Value	$ 585.8	$ 585.8	$ 707.3	$ 632.7	$ 988.3				$ 64.2	$ 101.3
Restricted Cash and Cash Equivalents											54.6
Allowance for Doubtful Accounts Receivable	4.9	4.9	7.8
Provision for Doubtful Accounts		1.4	(1.4)	4.2
Equity Method Investment, Minimum Ownership Percentage	20.00%	20.00%
Other than Temporary Impairment Losses, Investments	78.9	78.9	0	0												0
Depreciation		217.7	158.9	123.6								9.7	4.5	0.6
Interest Costs, Capitalized During Period		18.1	5.1	0.4
Allowance for Doubtful Accounts Receivable, Charge-offs		4.3	0.7
Assets impairment charges	365.4	381.7	0	24.6											24.6	4.4
Goodwill, Impairment Loss	384.1	440.5	0	0												384.1	384.1	0	0
Impairment of Intangible Assets, Finite-lived		6.6
Customer Deposits, Required Refund Period		2 years
Customer Deposits, Current	72.4	72.4	92.9
Customer Deposits, Noncurrent	276.8	276.8	116.2
Revenues		2,268.0	1,996.4	1,008.9																54.3	28.5	24.3	18.6	15.1	7.5
Revenue Recognition, Construction Period																											3 months
Capital Lease Classification, Term of Lease To Estimated Economic Life, Percent																										75.00%
Revenue Recogniztion, Contractual Arrangements, Period																												5 years		10 years
Derivative Instruments, Exercisable Period																																			5 years
Derivative Instruments, Exercise Period																																			5 years
Derivative Instruments, Exercisable Annual Percentage																																			20.00%
Derivative Instruments, Estimated Grant Date Fair Value																																			66.6
Unrealized Gain (Loss) on Derivatives		4.8	14.0	(5.4)
Foreign Currency Transaction Loss, before Tax		4.7	0.5	0.8
Number of Interest Rate Derivatives Held	3	3
Payments to Acquire Equity Method Investments		50.4	18.8	121.7																												105.0	72.5
Notional Amount of Foreign Currency Cash Flow Hedge Derivatives			377.3																														70.0
Gain on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring																																		17.3
Income (Loss) from Equity Method Investments		(62.8)	7.2	(11.8)																											14.3
Lease Term Period																										20 years			25 years
Deferred Tax Assets, Valuation Allowance	415.7	415.7	47.2
Percentage That Tax Position More Likely Than Not To Be Realized																										50.00%
Shipping, Handling and Transportation Costs		$ 22.0	$ 20.7	$ 9.4